SHARE CAPITAL AND RESERVES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares
Exercise Price 1
Statement [Line Items]
Common shares issued			190,000	133,332
Share Capital
Statement [Line Items]
Common shares issued	225,337,364		225,567,364
Common shares outstanding	225,377,364		225,567,364
Employees And Contractors
Statement [Line Items]
Stock option granted	600,000	290,000
Share price | (per share)	$ 1.12	$ 0.67
Stock granted term description	two to five years	five years